Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Assets
Cash and cash equivalents	$ 14,785,446	$ 12,227,380
Restricted cash	8,787,029	2,947,556
Receivables from broker-dealers and clearing organizations	20,657,212	12,023,559
Receivables from customers	756,824	496,823
Loans receivable, net	8,657,193	12,306,331
Loan receivable – a related party	2,621,644
Securities owned, at fair value	838,738	531,189
Fixed assets, net	257,823	434,024
Intangible assets, net	64,260	64,268
Goodwill	26,187
Right-of-use assets	215,164	269,664
Long-term investments	4,323,035	3,647,784
Deposit for long-term investment		500,000
Available-for-sale investments	986,289	968,398
Other assets	1,091,492	382,782
Total assets	64,068,336	46,799,758
Liabilities and shareholders’ equity
Payable to customers	28,360,804	10,097,213
Payable to customers – a related party	70,535	880,336
Income tax payable	67,766	67,775
Accrued expenses and other liabilities	392,725	598,264
Lease liabilities	222,772	270,866
Total liabilities	29,114,602	11,914,454
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital	28,991,321	28,976,144
Retained earnings	5,935,005	5,744,465
Accumulated other comprehensive (loss) income	(9,662)	127,649
Total shareholders’ equity	34,953,734	34,885,304
Total liabilities and shareholders’ equity	64,068,336	46,799,758
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	37,070	37,046
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value